Fees and Expenses - BBH Intermediate Municipal Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	I.Fees and Expenses
Expense Narrative [Text Block]

Effective January 1, 2026, the fee table in the section captioned “Fees and Expenses” on page 1 of the prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses*

(Expenses that you pay each year as a percentage of the value of your investment)

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses* (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class N	Class I
Management Fees	0.37%	0.37%
Shareholder Servicing Fee	0.20%	None
Distribution (12b-1) Fees	None	None
Other Expenses	0.13%	0.07%
Total Annual Fund Operating Expenses	0.70%	0.44%
Less Fee Waiver/Expense Reimbursement**	(0.05)%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.65%	0.44%

*	Fees reflected in the table as of January 1, 2026.
**	Brown Brothers Harriman & Co., through a separately identifiable department (“Investment Adviser”), has contractually agreed to limit the Total Annual Fund Operating Expenses to 0.65% for Class N Shares and 0.50% for Class I Shares through March 1, 2026 (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) (the “Expense Limitation Agreement”). The Expense Limitation Agreement may only be terminated during its term with approval of the Fund’s Board of Trustees (the “Board”).